LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT PRIME MONEY MARKET FUND

July 15, 1997

Dear Shareholder:

We are pleased to report that The JPM Pierpont Prime Money Market Fund produced a total return of 2.63% for the six months ended May 31, 1997, outperforming the 2.43% return of its benchmark, the IBC/Donoghue First Tier Money Fund Average. In a relatively stable environment for money market interest rates, active management of the Portfolio's average maturity, as well as its security selections, were responsible for the Fund's relative success during the period.

Shareholders will be gratified to learn that The JPM Pierpont Prime Money Market Fund was rated AAA by Standard & Poor's and by Moody's in May and June, respectively, the highest rating these agencies assign to money market funds.

The Fund's net asset value remained $1.00 per share. The Fund's net assets were approximately $2.3 billion at the end of the reporting period, while the net assets of The Prime Money Market Portfolio, in which the Fund invests, totalled approximately $3.9 billion on May 31, 1997.

This report also includes a Q&A with Robert R. ("Skip") Johnson, the lead portfolio manager for The Prime Money Market Portfolio, in which the Fund invests. In this section Skip reviews portfolio activity over the previous six months, discusses some of the factors relevant to money market portfolios in general, and this one in particular, and offers an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding money markets with you going forward. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.


Sincerely yours,

/s/ Ramon de Oliveira                   /s/ Keith M. Schappert

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS. . . .  1      FUND FACTS AND HIGHLIGHTS . . . . .  6

FUND PERFORMANCE. . . . . . . . .  2      SPECIAL FUND-BASED SERVICES . . . .  7

PORTFOLIO MANAGER Q&A . . . . . .  3      FINANCIAL STATEMENTS. . . . . . . .  9
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows what would have happened if the Fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over a specified time period, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             ----------------    ------------------------------------
                                             THREE     SIX       ONE       THREE     FIVE      TEN
AS OF MAY 31, 1997                           MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS
-------------------------------------------------------------    ------------------------------------
The JPM Pierpont Prime Money Market Fund     1.32%     2.63%     5.25%     5.28%     4.38%     5.80%
IBC/Donoghue Money Fund Benchmark*           1.21%     2.43%     4.87%     4.96%     4.12%     5.52%
Lipper Retail Money Fund Average             1.20%     2.38%     4.79%     4.90%     4.06%     5.49%

AS OF MARCH 31, 1997
-------------------------------------------------------------    ------------------------------------
The JPM Pierpont Prime Money Market Fund     1.26%     2.59%     5.19%     5.17%     4.33%     5.81%
IBC/Donoghue Money Fund Benchmark*           1.19%     2.40%     4.84%     4.87%     4.07%     5.53%
Lipper Retail Money Fund Average             1.16%     2.35%     4.76%     4.81%     4.01%     5.50%




*CONSISTS OF THE IBC/DONOGHUE TAXABLE MONEY FUND AVERAGE FROM INCEPTION THROUGH NOVEMBER 30, 1995 AND THE IBC/DONOGHUE FIRST TIER MONEY FUND AVERAGE THEREAFTER.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS. THE IBC/DONOGHUE MONEY FUND AVERAGES ARE AVERAGES OF MAJOR MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC/DONOGHUE ORGANIZATION, INC. NO REPRESENTATION IS MADE THAT THE INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE PRIME MONEY MARKET PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with ROBERT R. ("SKIP") JOHNSON, a member of the portfolio management team for The Prime Money Market Portfolio, in which the Fund invests. Prior to joining Morgan in 1988, Skip held senior positions with the Bank of Montreal and U.S. Steel. This interview was conducted on July 9, 1997 and reflects his views on that date.

THE PAST SIX MONTHS HAVE BEEN QUITE REMARKABLE, REALLY. ECONOMIC GROWTH HAS BEEN IMPRESSIVE, WITH FOURTH QUARTER 1996 GDP INCREASING AT AN ANNUALIZED RATE OF 3.9% AND THE FIRST QUARTER OF 1997 COMING IN AT A FORCEFUL 5.9% (ANNUALIZED). THE UNEMPLOYMENT RATE FELL TO 4.9% IN MARCH, ITS LOWEST LEVEL SINCE DECEMBER OF 1973. CONSUMER CONFIDENCE MEASURED AT HISTORIC HIGHS, AND CONSUMER CREDIT HAS STEADILY BEEN INCREASING. DESPITE ALL OF THIS, INFLATION REMAINED SLIGHT, WITH CPI RISING AT AN ANNUALIZED RATE OF 2.6% FOR THE FIRST FIVE MONTHS OF 1997 WHILE PPI HAS ACTUALLY FALLEN 3.9% (ANNUALIZED) OVER THE SAME PERIOD. THE FEDERAL RESERVE, ACTING PREEMPTIVELY AGAINST THE POTENTIAL FOR INFLATION, RAISED THE FEDERAL FUNDS RATE FROM 5.25% TO 5.50% AT ITS MARCH MEETING. WAS THERE ANY MONEY MARKET REACTION TO THIS ROBUST ECONOMY?

RRJ: The money markets have principally tracked the Fed. After the two quarters cited - the fourth quarter of 1996 and the first quarter of 1997 - came in very strong, the Fed did indeed raise the Fed Funds rate and the money markets moved up with it. Since then, we've seen Treasury bills showing lower than normal yields, attributed to strong demand by foreign central banks. Essentially, though, the rates rose through the first quarter, in anticipation of - and shortly following - the Fed tightening. Since then, the longer end of the money market has rallied, and at the end of the 6-month period ending May 31, rates are not significantly changed from what they were at the beginning of the period.

OVER THE PREVIOUS 6-MONTH PERIOD, 3-MONTH YIELDS VARIED WITHIN A 38 BASIS POINT RANGE WHILE 6-MONTH YIELDS FLUCTUATED BY 26 BASIS POINTS AND 1-YEAR YIELDS BY 51 BASIS POINTS (ALL MEASURES TAKEN AT MONTH END). IN YOUR EXPERIENCE WOULD THIS MUCH VARIATION BE REGARDED AS SHOWING VOLATILITY?

RRJ: Although compared to recent periods volatility may be up, historically it's within normal ranges, lower, for instance, than back in 1994 and 1995.

CERTIFICATES OF DEPOSIT HAVE CONSISTENTLY BEEN THE BACKBONE OF THE PRIME MONEY MARKET PORTFOLIO, RELIABLY MAKING UP 40 TO 50 PERCENT OF THE PORTFOLIO, MONTH AFTER MONTH. WHAT CHARACTERISTICS MAKE THEM DESIRABLE?

RRJ: Again, this has recently been true, but if you look at the Portfolio two years ago, you would have seen it dominated by commercial paper. We don't have a preference for any particular kind of security - we pick the security that we think will give the Portfolio the best return. Commercial paper issuance is down a bit right now, a byproduct of the current flat yield curve, which allows corporations to issue longer-maturity paper at little additional cost in interest. The Portfolio's current emphasis on certificates of deposit is largely a function of the attractive spreads that we have seen from time to time on Japanese bank CDs. Even though Japanese banks are likely to continue to suffer from headline events about problems in Japan as they get their financial house in order, we continue to feel comfortable with them. We purchase only from the five largest Japanese banks, and when the spreads are significant enough, 10 to 15 basis points over other deposits, we are generally interested in buying them.

AS NOTED EARLIER, THE FED FUNDS RATE, THE RATE BANKS CHARGE EACH OTHER FOR OVERNIGHT LOANS, WAS INCREASED FROM 5.25% TO 5.50% LAST MARCH. 3-MONTH TREASURY BILLS, BY CONTRAST YIELDED SIGNIFICANTLY LESS, LAGGING BY MORE THAN 50 BASIS POINTS AT THE END OF MAY. IF YIELDS RISE AS MATURITY INCREASES, WHY WOULD AN OVERNIGHT RATE BE HIGHER THAN A 3-MONTH RATE?

RRJ: Well, the Fed Funds rate is, as you point out, basically a bank rate, and banks pay more than the government to borrow, so 3-month Treasury bills will generally yield less than overnight interbank loans. As a matter of fact, the yield curve at extremely short maturities is inverted, starting at the overnight rate, falling as it approaches 3 months, then continuing its normal climb out to 30-year bond levels. Another rate that tracks the Fed Funds rate closely is LIBOR (London Interbank Offered Rate). One cannot invest directly in LIBOR, except for floating rate instruments, but it's another interbank rate, used offshore. Commercial paper more or less offers the same kinds of yields as these bank rates, hence is usually more attractive than Treasuries.

THE JPM PIERPONT PRIME MONEY MARKET FUND HAS SHOWN EXCELLENT RETURNS OVER THE PREVIOUS SIX MONTHS, OUTPERFORMING THE IBC/DONOGHUE FIRST TIER MONEY MARKET FUND AVERAGE BY 20 BASIS POINTS AND THE LIPPER RETAIL MONEY MARKET FUND AVERAGE BY 25 BASIS POINTS. DID WE DO ANYTHING SPECIAL TO PRODUCE THESE NUMBERS?

RRJ: It's been a combination of finding the right securities, as well as adjusting the maturity. When the yield on 1-year government agencies rose to 6%, we saw that as an opportunity to stock up, and we're glad we did because interest rates have since fallen. Of course, in a money market fund, which requires a high level of liquidity, you normally have funds available to take advantage of rate surges when they happen. We also opportunistically bought Japanese bank deposits when they looked good, and that added to total returns. In money markets, you try to anticipate where you will get a return in six months that you can ride down as it goes to maturity. Of course, you also have to analyze where rates are likely to go, so that a purchase at what seems like an attractive rate is not undercut by rates rising to even more attractive levels. It is also very important to find the right security. The size of the Portfolio helps significantly because we have a lot of money to put to work every day, and that gives us a chance to take advantage of opportunities that may arise.

    We have recently increased our percentage of floating rate notes, which offers an opportunity to approach a LIBOR-like rate, such as I mentioned earlier. Floaters are generally pegged to Fed Funds, Treasury bills or LIBOR, and we tend, because it is a more stable rate, to prefer LIBOR-based notes.

SINCE ITS MARCH 25 MEETING, THE FEDERAL RESERVE HAS DECLINED TO MAKE FURTHER CHANGES IN THE FED FUNDS RATE, SUGGESTING THAT IT IS COMFORTABLE WITH ECONOMIC GROWTH AS IT IS NOW. DO WE SHARE THIS VIEW? WHAT ECONOMIC SCENARIO DO WE FORESEE OVER THE NEXT SIX MONTHS, AND WHAT EFFECT WOULD THIS BE LIKELY TO HAVE ON THE MONEY MARKETS?

RRJ: We expect the economy to reaccelerate. It clearly decelerated in the second quarter to a 2% growth rate after a 6% rate in the first quarter. We're looking for 4% growth in the second half of the year, and should this happen, I expect that the Fed will be preemptive and raise interest rates again, perhaps 50 basis points by year end. We believe that consumption will continue to be strong, as house sales are now relatively strong and employment, also. So, if we see the Fed likely to tighten, we would tend to keep maturity short, trying to anticipate when the move might be. It appears that we may have to wait until the end of the first quarter of 1998 to see the economy slow again to sustainable levels. If, however, the 2% growth rate of the second quarter appears to be sustainable, the Fed can simply bow out and leave things alone. As always, the state of economy will require continuous monitoring.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Pierpont Prime Money Market Fund seeks to maximize current income and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income from a portfolio of high quality money market instruments.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS

10/01/82

--------------------------------------------------------------------------------
NET ASSETS AS OF 5/31/97

$2,250,371,768

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES

MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)

12/19/97


EXPENSE RATIO
The Fund's annualized expense ratio of 0.38% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS

ALL DATA AS OF MAY 31, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

    CERTIFICATES OF DEPOSIT-FOREIGN  35.7%
    COMMERCIAL PAPER-FOREIGN  22.7%
    FLOATING RATE NOTES  11.9%
    COMMERCIAL PAPER-DOMESTIC  9.8%
    CERTIFICATES OF DEPOSIT-DOMESTIC  6.3%
    TIME DEPOSITS-FOREIGN  5.2%
    U.S. GOVERNMENT AGENCIES  3.4%
    CORPORATE OBLIGATIONS  1.5%
    OTHER  3.5%


AVERAGE 7-DAY YIELD

5.29%


AVERAGE MATURITY

55 days

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.


IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.


KEOGH
In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT PRIME MONEY MARKET FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future results. Fund returns are net of fees and assume the reinvestment of distributions.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Prime Money Market Portfolio
  ("Portfolio"), at value                          $2,251,883,048
Prepaid Trustees' Fees                                      9,196
Prepaid Expenses and Other Assets                           6,093
                                                   --------------
    Total Assets                                    2,251,898,337
                                                   --------------

LIABILITIES
Dividends Payable to Shareholders                       1,057,016
Shareholder Servicing Fee Payable                         278,318
Administrative Services Fee Payable                        60,448
Administration Fee Payable                                 11,599
Fund Services Fee Payable                                   1,603
Accrued Expenses                                          117,585
                                                   --------------
    Total Liabilities                                   1,526,569
                                                   --------------
NET ASSETS
Applicable to 2,250,575,915 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $2,250,371,768
                                                   --------------
                                                   --------------
    Net Asset Value, Offering and Redemption
      Price Per Share                                       $1.00
                                                   --------------
                                                   --------------

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $2,250,926,731
Accumulated Net Realized Loss on Investment              (554,963)
                                                   --------------
    Net Assets                                     $2,250,371,768
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $62,601,220
Allocated Portfolio Expenses                                     (2,053,908)
                                                                -----------
    Net Investment Income Allocated from
      Portfolio                                                  60,547,312

FUND EXPENSES
Shareholder Servicing Fee                          $1,628,473
Administrative Services Fee                           355,234
Transfer Agent Fees                                    87,828
Fund Services Fee                                      38,249
Administration Fee                                     37,922
Trustees' Fees and Expenses                            18,415
Miscellaneous                                          76,804
                                                   ----------
    Total Fund Expenses                                           2,242,925
                                                                -----------
NET INVESTMENT INCOME                                            58,304,387

NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                         (41,599)
                                                                -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $58,262,788
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                    MAY 31, 1997       YEAR ENDED
                                                    (UNAUDITED)     NOVEMBER 30, 1996
                                                   --------------   -----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   58,304,387   $     107,555,270
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                          (41,599)            164,473
                                                   --------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                       58,262,788         107,719,743
                                                   --------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (58,304,387)       (107,555,270)
Net Realized Gain                                        (614,695)         (1,163,884)
                                                   --------------   -----------------
    Total Distributions to Shareholders               (58,919,082)       (108,719,154)
                                                   --------------   -----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold    7,084,655,335      11,935,880,480
Reinvestment of Dividends and Distributions            51,610,050         106,615,817
Cost of Shares of Beneficial Interest Redeemed     (7,040,595,348)    (12,039,607,579)
                                                   --------------   -----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                              95,670,037           2,888,718
                                                   --------------   -----------------
    Total Increase in Net Assets                       95,013,743           1,889,307

NET ASSETS
Beginning of Period                                 2,155,358,025       2,153,468,718
                                                   --------------   -----------------
End of Period                                      $2,250,371,768   $   2,155,358,025
                                                   --------------   -----------------
                                                   --------------   -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                      SIX MONTHS
                                                        ENDED                 FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                     MAY 31, 1997     -------------------------------------------------------
                                                     (UNAUDITED)            1996            1995         1994         1993
                                                   ----------------   ----------------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $          1.00    $           1.00   $     1.00   $     1.00   $     1.00
                                                   ----------------   ----------------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.0257              0.0509       0.0557       0.0367       0.0281
Net Realized Gain (Loss) on Investments                    (0.0000)(a)           0.0001      0.0005      (0.0000)(a)     0.0003
                                                   ----------------   ----------------   ----------   ----------   ----------
  Total from Investment Operations                          0.0257              0.0510       0.0562       0.0367       0.0284
                                                   ----------------   ----------------   ----------   ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.0257)            (0.0509)     (0.0557)     (0.0367)     (0.0281)
Net Realized Gain                                          (0.0003)            (0.0005)          --           --      (0.0003)
                                                   ----------------   ----------------   ----------   ----------   ----------
  Total Distributions to Shareholders                      (0.0260)            (0.0514)     (0.0557)     (0.0367)     (0.0284)
                                                   ----------------   ----------------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $          1.00    $           1.00   $     1.00   $     1.00   $     1.00
                                                   ----------------   ----------------   ----------   ----------   ----------
                                                   ----------------   ----------------   ----------   ----------   ----------
Total Return                                                  2.63%(b)             5.27%       5.71%        3.73%        2.89%
                                                   ----------------   ----------------   ----------   ----------   ----------
                                                   ----------------   ----------------   ----------   ----------   ----------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $     2,250,372    $      2,155,358   $2,153,469   $2,003,690   $2,562,713
Ratios to Average Net Assets
  Expenses                                                    0.38%(c)             0.40%       0.41%        0.43%        0.43%
  Net Investment Income                                       5.16%(c)             5.09%       5.56%        3.64%        2.82%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                       --                0.00%(d)       0.00%(d)       0.01%       0.01%


                                                      1992
                                                   ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $     1.00
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.0371
Net Realized Gain (Loss) on Investments                0.0006
                                                   ----------
  Total from Investment Operations                     0.0377
                                                   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.0371)
Net Realized Gain                                     (0.0006)
                                                   ----------
  Total Distributions to Shareholders                 (0.0377)
                                                   ----------
NET ASSET VALUE, END OF PERIOD                     $     1.00
                                                   ----------
                                                   ----------
Total Return                                             3.83%
                                                   ----------
                                                   ----------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $2,700,392
Ratios to Average Net Assets
  Expenses                                               0.43%
  Net Investment Income                                  3.74%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                0.01%

--------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

(d) Less than 0.01%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Prime Money Market Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993 to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). Prior to May 12, 1997, the Fund's name was The JPM Pierpont Money Market Fund, and prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Money Market Fund, respectively.

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (58% at May 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund, and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, the Portfolio and other portfolios (the "Master Portfolios") in which the Trust, The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended May 31, 1997, the fee for these services amounted to $37,922.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Institutional Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the six months ended May 31, 1997, the fee for these services amounted to $355,234.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.40% of the average daily net assets of the Fund through March 31, 1998. For the six months ended May 31, 1997, there was no reimbursement necessary for expenses under this agreement. [Paragraph not applicable.]

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund up to and including $2 billion and 0.10% on any excess over $2 billion. For the six months ended May 31, 1997, the fee for these services amounted to $1,628,473.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

THE JPM PIERPONT PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $38,249 for the six months ended May 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,700.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

The Prime Money Market Portfolio
Semi-annual Report May 31, 1997
(unaudited)

(The following pages should be read in conjunction with The JPM Pierpont Prime Money Market Fund
Semi-annual Financial Statements)

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (6.2%)
$      31,500     Bank of America, Chicago.........................            11/07/97          5.570%  $    31,447,887
       49,400     Republic National Bank...........................            06/30/97          5.590        49,400,792
       40,000     Bankers Trust Co.................................            12/10/97          5.500        39,979,813
      119,000     Harris Trust & Savings Bank......................   06/05/97-06/27/97    5.540-5.550       118,999,764
                                                                                                         ---------------
                                                                                                             239,828,256
                      TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC....
                                                                                                         ---------------

CERTIFICATES OF DEPOSIT -- FOREIGN (35.5%)
       44,000     ABN AMRO Bank Yankee CD..........................            06/23/97          5.530        44,000,268
       25,000     Bank of Nova Scotia..............................            08/08/97          5.720        25,000,000
       76,000     Bank of Tokyo Mitsubishi.........................   06/06/97-07/15/97    5.580-5.850        76,000,098
      166,000     Bayerische Landesbank............................   06/25/97-11/21/97    5.500-5.530       165,994,397
      125,000     Bayerische Vereinsbank AG, New York..............   06/24/97-10/28/97    5.510-5.680       124,990,698
      135,790     Canadian Imperial Bank of Commerce...............   06/30/97-08/20/97    5.590-5.740       135,789,777
       50,500     Commerzbank Agency, New York.....................            07/10/97          5.680        50,498,187
          400     Creditanstalt Bankverein.........................            07/03/97          5.570           400,004
       56,100     Dai-Ichi Kangyo Bank.............................   06/13/97-07/28/97    5.570-5.860        56,101,365
       48,000     Dai-Ichi Kangyo Yankee CD........................            06/26/97          5.800        48,000,000
      139,500     Deutsche Bank, New York..........................   07/02/97-02/06/98    5.550-5.760       139,469,379
       62,000     Industrial Bank of Japan Ltd.....................            06/06/97          5.750        62,000,257
       75,000     Landesbank Hessen Thuringen......................            07/18/97          6.010        75,030,432
       12,000     National Westminster Bank, PLC...................   10/02/97-05/26/98    5.660-6.060        11,998,125
       10,000     Rabobank Nederland Inst. CTF.....................            03/24/98          5.990         9,996,126
       50,000     Rabobank Nederland N.V...........................            06/23/97          5.530        50,000,304
       23,000     Royal Bank of Canada, New York...................            05/12/98          6.140        22,993,777
      116,000     Societe Generale, New York.......................   06/02/97-08/06/97    5.420-5.720       116,000,903
       38,000     Societe Generale Bank Yankee CD..................            10/06/97          5.840        37,996,205
       28,000     Sumitomo Bank Yankee CD..........................            07/01/97          5.680        28,000,423
       50,000     Swiss Bank Corp., New York.......................            03/19/98          5.980        49,992,380
       35,000     Westpac Banking Corp. Yankee CD..................            03/23/98          5.970        34,978,337
                                                                                                         ---------------
                                                                                                           1,365,231,442
                      TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.....
                                                                                                         ---------------

COMMERCIAL PAPER -- DOMESTIC (9.7%)
       25,476     AIG Funding......................................            06/10/97          5.510        25,440,907
       35,000     AT&T Corp........................................            06/24/97          5.480        34,877,461
        9,100     Chase Manhattan Bank.............................            06/19/97          5.600         9,074,520
       20,000     Chevron Transport Corp...........................            07/07/97          5.500        19,890,000
      191,500     General Electric Capital Corp....................   06/05/97-10/27/97    5.530-5.720       190,457,424
       79,636     Koch Industries Inc..............................            06/02/97          5.610        79,623,590
       16,000     NationsBank Corp.................................            08/01/97          5.630        15,847,364
                                                                                                         ---------------
                                                                                                             375,211,266
                      TOTAL COMMERCIAL PAPER -- DOMESTIC...........
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (22.7%)
$      16,780     ABN AMRO.........................................   06/19/97-08/19/97    5.340-5.615%  $    16,600,072
      161,000     Abbey National North America.....................   07/08/97-08/12/97    5.300-5.620       159,360,925
       33,400     BBL North America Inc............................            07/01/97          5.620        33,243,577
       52,249     Bank of Montreal.................................   06/05/97-06/06/97    5.520-5.543        52,212,258
       50,000     Bank of Nova Scotia..............................            06/12/97          5.365        49,918,035
       90,000     Caisse D'Amortissement...........................            06/06/97          5.290        89,933,875
       52,500     Cregem North America Inc.........................   06/11/97-06/13/97          5.290        52,413,303
       50,000     Electricite de France............................            06/23/97          5.480        49,832,555
       47,000     KFW International Finance, Inc...................            06/10/97          5.500        46,935,375
      193,820     Korea Development Bank...........................   06/09/97-08/22/97    5.580-5.650       191,874,050
       35,500     Lloyds Bank PLC..................................            08/22/97          5.650        35,043,135
       25,000     Province de Quebec...............................            10/28/97          5.730        24,407,104
       25,000     Royal Bank of Scotland, PLC......................            07/28/97          5.640        24,776,750
       47,000     San Paolo U.S. Finance Co........................            08/21/97          5.670        46,400,397
        3,352     UBS Finance Delaware Inc.........................            06/02/97          5.580         3,351,480
                                                                                                         ---------------
                                                                                                             876,302,891
                      TOTAL COMMERCIAL PAPER -- FOREIGN............
                                                                                                         ---------------

CORPORATE OBLIGATIONS (1.5%)
       34,000     Abbey National Treasury Services, PLC............   11/26/97-02/05/98    5.500-5.750        33,958,024
       25,000     John Deere Capital Corp..........................            07/03/97          5.850        24,998,466
                                                                                                         ---------------
                                                                                                              58,956,490
                      TOTAL CORPORATE OBLIGATIONS..................
                                                                                                         ---------------

FLOATING RATE NOTES (11.9%) (A)
       72,500     Asset Backed Securities Investment Trust, Series           06/13/97(b)         5.688        72,500,000
                    1996-M, (resets monthly to one month LIBOR, due
                    10/15/97) (144A)...............................
       60,000     Bankers Trust, (resets daily to Prime rate -281            06/02/97(b)         5.690        59,974,063
                    basis points, due 04/23/98)....................
       20,000     Federal National Mortgage Association, (resets             06/03/97(b)         5.580        19,999,576
                    weekly to six month Treasury Bill rate +10
                    basis points, due 06/11/97)....................
       20,000     First Union Bank of North Carolina, (resets                06/19/97(b)         5.720        20,000,000
                    monthly to one month LIBOR, due 12/19/97)......
      150,000     Liquid Asset Backed Securities Trust, Series               06/28/97(b)         5.688       150,000,000
                    1997-2, (resets monthly to one month LIBOR, due
                    06/30/98) (144A)...............................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$      94,622     Natwest Asset Trust Securities, Series R-13/14A,           06/16/97(b)         5.708%  $    94,622,000
                    (resets monthly to one month LIBOR +2 basis
                    points, due 09/15/03) (144A)...................
       40,000     Society National Bank of Cleveland, (resets daily          06/02/97(b)         5.640        39,997,239
                    to the Fed Funds rate +8 basis points, due
                    07/08/97)......................................
                                                                                                         ---------------
                                                                                                             457,092,878
                      TOTAL FLOATING RATE NOTES....................
                                                                                                         ---------------

GOVERNMENT OBLIGATIONS (1.3%)
CANADA (1.3%)
       50,000     Canadian Treasury Bills..........................            07/08/97          5.260        49,729,694
                                                                                                         ---------------

TIME DEPOSITS -- DOMESTIC (0.9%)
      33,429      Wachovia Bank & Trust, Grand Cayman..............            06/02/97          5.620        33,429,000
                                                                                                         ---------------

TIME DEPOSITS -- FOREIGN (5.2%)
      40,000      Bank of Nova Scotia..............................            06/02/97          5.625        40,000,000
     100,000      Bank of Tokyo Mitsubishi.........................            06/02/97          5.750       100,000,000
      30,000      Societe Generale, Grand Cayman...................            06/02/97          5.625        30,000,000
      30,000      Westdeutsche Landesbank..........................            06/02/97          5.687        30,000,000
                                                                                                         ---------------
                                                                                                             200,000,000
                      TOTAL TIME DEPOSITS -- FOREIGN...............
                                                                                                         ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)
      16,155      Federal Home Loan Banks..........................            06/02/97          5.550        16,152,509
      25,000      Federal Home Loan Banks..........................            06/05/97          5.460        24,984,833
      16,000      Federal Home Loan Mortgage Corp..................            04/08/98          5.840        15,971,139
      75,000      Federal National Morgage Association.............            06/06/97          5.370        74,944,063
                                                                                                         ---------------
                                                                                                             132,052,544
                      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.....
                                                                                                         ---------------

U.S. TREASURY OBLIGATIONS (0.2%)
       8,000      United States Treasury Notes.....................            02/28/98          5.125         7,958,103
                                                                                                         ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                 YIELD TO
    AMOUNT                                                                                 MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   MATURITY DATES         RATE            VALUE
--------------    -------------------------------------------------  ------------------   ------------   ---------------
REPURCHASE AGREEMENT (0.9%)
$      33,705     State Street Repurchase Agreement, dated 5/30/97,            06/02/97          5.470%  $    33,705,000
                    proceeds $33,720,364 (collateralized by
                    $33,440,000 U.S. Treasury Notes 6.250%, due
                    05/31/00 valued at $34,379,965) (cost
                    $33,705,000)...................................
                                                                                                         ---------------
                                                                                                           3,829,497,564
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.4%)
                                                                                                              21,522,417
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)
                                                                                                         ---------------
                                                                                                         $ 3,851,019,981
                  NET ASSETS (100.0%)
                                                                                                         ---------------
                                                                                                         ---------------

------------------------------
(a) The Coupon rate shown on floating or adjustable rate securities represents the rate at the end of the reporting period. The due date in the security description reflects the final maturity date.

(b) Reflects the next interest rate reset date.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $3,829,497,564
Interest Receivable                                    22,202,128
Prepaid Trustees' Fees                                     13,141
Prepaid Expenses and Other Assets                           3,651
                                                   --------------
    Total Assets                                    3,851,716,484
                                                   --------------

LIABILITIES
Advisory Fee Payable                                      424,864
Custody Fee Payable                                       117,046
Administrative Services Fee Payable                       106,368
Administration Fee Payable                                 11,638
Fund Services Fee Payable                                   2,780
Accrued Expenses                                           33,807
                                                   --------------
    Total Liabilities                                     696,503
                                                   --------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $3,851,019,981
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $111,885,340

EXPENSES
Advisory Fee                                       $2,523,337
Administrative Services Fee                           636,014
Custodian Fees and Expenses                           315,508
Fund Services Fee                                      68,278
Administration Fee                                     50,720
Trustees' Fees and Expenses                            30,589
Miscellaneous                                          47,412
                                                   ----------
    Total Expenses                                                 3,671,858
                                                                ------------
NET INVESTMENT INCOME                                            108,213,482

NET REALIZED LOSS ON INVESTMENTS                                     (72,774)
                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $108,140,708
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                    MAY 31, 1997        YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1996
                                                   ---------------   -----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   108,213,482   $     185,209,978
Net Realized Gain (Loss) on Investments                    (72,774)            267,432
                                                   ---------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                       108,140,708         185,477,410
                                                   ---------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       10,393,686,669      18,847,392,256
Withdrawals                                        (10,499,057,313)    (18,519,575,165)
                                                   ---------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    (105,370,644)        327,817,091
                                                   ---------------   -----------------
    Total Increase in Net Assets                         2,770,064         513,294,501

NET ASSETS
Beginning of Period                                  3,848,249,917       3,334,955,416
                                                   ---------------   -----------------
End of Period                                      $ 3,851,019,981   $   3,848,249,917
                                                   ---------------   -----------------
                                                   ---------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                        FOR THE PERIOD
                                                                    FOR THE FISCAL      JULY 12, 1993
                                                   FOR THE SIX        YEAR ENDED       (COMMENCEMENT OF
                                                   MONTHS ENDED      NOVEMBER 30,       OPERATIONS) TO
                                                   MAY 31, 1997   ------------------     NOVEMBER 30,
                                                   (UNAUDITED)    1996   1995   1994         1993
                                                   ------------   ----   ----   ----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.18%(a) 0.19% 0.19%  0.20%             0.19%(a)
  Net Investment Income                                   5.34%(a) 5.29% 5.77%  3.90%             2.98%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   --    0.00%(b)   -- 0.00%(b)              --

------------------------
(a) Annualized.

(b) Less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. Prior to May 12, 1997, the Portfolio's name was The Money Market Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under tri-party repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1997, this fee amounted to $2,523,337.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended May 31, 1997, the fee for these services amounted to $50,720.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the six months ended May 31, 1997, the fee for these services amounted to $636,014.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1998. For the six months ended May 31, 1997, there was no reimbursement necessary for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $68,278 for the six months ended May 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $13,800.

JPM PIERPONT PRIME MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT SHARES: CALIFORNIA BOND FUND

JPM PIERPONT EMERGING MARKETS DEBT FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT U.S. SMALL COMPANY FUND

JPM PIERPONT U.S. SMALL COMPANY OPPORTUNITIES FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND


FOR MORE INFORMATION ON HOW THE JPM PIERPONT
FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL
J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


THE
JPM PIERPONT
PRIME MONEY MARKET
FUND


SEMI-ANNUAL REPORT
MAY 31, 1997